Income Taxes - Uncertain Tax Positions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 0
Increase based on current year tax positions	204
Increase for prior year tax positions	187
Ending balance	$ 391